EGShares Low Volatility Emerging Markets Dividend ETF
RISK/RETURN
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.

EGShares Low Volatility India Dividend ETF
RISK/RETURN
Supplement dated October 27, 2011 to the Prospectus dated August 1, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF and the Prospectus dated August 4, 2011,

 for the EGShares Emerging Markets High Income Low Beta ETF

The Board of Trustees of the EGA Emerging Global Shares Trust has approved the following Fund name and NYSE Arca Symbol changes, effective as of open of business, Friday, October 28, 2011.

1.   Throughout the Prospectuses dated August 1, 2011 and August 4, 2011, all references to “EGShares Emerging Markets High Income Low Beta ETF” are changed to “EGShares Low Volatility Emerging Markets Dividend ETF”.

2.  Throughout the Prospectus dated August 1, 2011, all references to “EGShares India High Income Low Beta ETF” are changed to “EGShares Low Volatility India Dividend ETF”.

3.  On the front cover of the Prospectus dated August 1, 2011, the NYSE Arca symbol “INLH” is changed to “LVIN”.

*           *           *

Please keep this Supplement for future reference.